Basis of Presentation and Statement of Compliance	12 Months Ended
Dec. 31, 2025
Basis of Presentation and Statement of Compliance [Abstract]
BASIS OF PRESENTATION AND STATEMENT OF COMPLIANCE
2.	BASIS OF PRESENTATION AND STATEMENT OF COMPLIANCE

Preparation

These consolidated financial statements have been prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board (“IASB”). In these consolidated financial statements, all dollars are expressed in Canadian dollars, which is the Company’s functional currency, unless otherwise indicated. These consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments which are measured at fair value. The consolidated financial statements were approved by the Board of Directors on March 12, 2026.

Use of estimates and judgements

The preparation of the financial statements requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from those estimated. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected. Information about certain areas of estimation uncertainty and critical judgements in applying accounting policies that affect amounts recognized in these financial statements is as follows:

Bitumen reserves

The estimation of reserves involves the exercise of judgment. Forecasts are based on engineering data, estimated future prices, expected future rates of production and the cost and timing of future capital expenditures, all of which are subject to many uncertainties and interpretations. The Company expects that over time its reserves estimates will be revised either upward or downward based on updated information such as the results of future drilling and production. Reserves estimates can have a significant impact on net earnings, as they are a key input into the unit of production rates used for the calculation of depletion, timing of decommissioning liabilities and for determining potential asset or CGU impairment. The Company’s reserves are evaluated annually by its independent external qualified reserves evaluator.

Property, plant and equipment (“PP&E”)

Developed and producing assets within PP&E are depleted using the unit-of-production method based on estimated total recoverable proved plus probable reserves and future costs required to develop those reserves. There are several inherent uncertainties associated with estimating reserves. By their nature, these estimates of reserves, including the estimates of future prices and costs, and related future cash flows are subject to measurement uncertainty, and the impact on the consolidated financial statements of future periods could be material.

Identification of cash-generating units (“CGUs”) and Impairments

CGUs are defined as the lowest grouping of assets that generate identifiable cash inflows that are largely independent of the cash inflows of other assets or groups of assets. The classification of assets into CGUs requires significant judgment and interpretations with respect to the integration between assets, the existence of active markets, external users, shared infrastructures, and the way in which management monitors the Company’s operations.

The recoverable amount of cash-generating units (“CGUs”) and individual assets is determined as the higher of fair value less costs of disposal (“FVLCD”) and value in use (“VIU”). Estimates of recoverable amount incorporate reserve estimates prepared in accordance with National Instrument 51-101: Standards of Disclosure for Oil and Gas Activities, by the Company’s independent qualified reserves evaluator, as well as observable market data from recent industry transactions involving assets with similar geological and geographic characteristics.

Assumptions used in the determination of recoverable amounts are subject to change as new information becomes available. Changes in the estimated forward commodity prices, production costs, development expenditures, production rates, regulatory regimes, or energy sources could alter the economic status of reserves and result in revisions to reserve estimates.

Forward commodity price assumptions are used in the discounted cash flow models and are adjusted for quality differentials, heat content, and distance to market. Commodity prices may be affected by a range of factors, including supply and demand fundamentals, inventory levels, foreign exchange rates, weather conditions, energy sources, economic and geopolitical developments, trade policies and tariffs, global pandemics, natural disasters and related government responses. Pricing and production cost assumptions reflect legislated carbon taxes and the effect of prevailing market conditions on related compliance costs.

Income tax

The provision for income taxes is based on judgements in applying income tax law and estimates on the timing and likelihood of reversal of temporary differences between the accounting and tax bases of assets and liabilities. The provision for income taxes is based on the Company’s interpretation of the tax legislation and regulations which are also subject to change. The Company recognizes a tax provision when a payment to tax authorities is considered more likely than not. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Income tax filings are subject to audits and reassessments and changes in facts, circumstances and interpretations of the standards which may result in a material increase or decrease in the Company’s provision for income taxes.

Decommissioning liabilities

The provision for decommissioning liabilities is based upon the current legal and constructive requirements and incorporates numerous assumptions including cost estimates, inflation rates, credit-adjusted discount rates, and settlement timing. Management reviews these requirements and assumptions at the end of each reporting period.

Cost estimates: Greenfire engages an independent third party to assist in developing and verifying cost estimates. The third party provides an independent verification of Greenfire’s asset inventory and utilizes proprietary data to provide site-specific and regional cost benchmarks. Judgment is applied in determining the point at which an asset ceases to be economically viable, incorporating long-term commodity price and cost estimates.

Settlement timing: The timing of settlement is based on the economic lives of the assets and provincial mandate regulations, including spend quotas. The estimated economic lives of the Company’s assets are determined with reference to reserve estimates prepared in accordance with National Instrument 51-101: Standards of Disclosure for Oil and Gas Activities, by the Company’s independent qualified reserves evaluator.

Inflation rates: Costs are escalated based on the long-term inflation target rate.

Credit-adjusted discount rate: Estimated future cash flows, prepared on a nominal basis, are discounted at a pre-tax, credit-adjusted rate that reflects current market assessments of the time value of money and the risks specific to the liability, including the Company’s own credit risk.

The actual cost of decommissioning is uncertain, the estimates may change in response to numerous factors including changes in legal requirements, technological advances, market conditions, inflation and the timing of expected decommissioning and restoration.

Risk management contracts

The fair values of risk management contracts fluctuate depending on the underlying estimates of future commodity prices, foreign exchange rates, or credit spreads. The estimated fair value of the risk management contracts relies on external observable market data including quoted forward commodity prices, interest rates and foreign exchange rates. The resulting fair value estimates may not be indicative of the amounts realized at settlement and as such are subject to measurement uncertainty.

Business combinations

Management is required to exercise judgment in determining whether assets acquired and liabilities assumed constitute a business. A business consists of an integrated set of assets and activities, comprised of inputs and processes, that is capable of being conducted and managed as a business by a market participant. Management also applies judgement in applying the optional concentration test to assess whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, and, accordingly, whether the transaction is an asset acquisition rather than a business combination.

Business combinations are accounted for using the acquisition method of accounting, whereby the net identifiable assets acquired are recorded at fair value. The fair value of individual assets is often required to be estimated, which may involve estimating the fair values of proved plus probable reserves, tangible assets, undeveloped land, intangible assets and other assets. These estimates incorporate assumptions using indicators of fair value, as determined by management. Changes in any of the estimates or assumptions used in determining the fair value of the net identifiable assets acquired may impact the carrying values assigned to assets acquired and liabilities assumed and could have a material impact on earnings.

Long-term debt

The measurement of the current portion of long-term debt relies on management’s estimates of expected excess cash flows, as defined by the indenture governing the senior secured notes. This estimate incorporates assumptions about production levels, commodity prices, working capital changes, forecasted expenses and capital expenditures.

Warrant liability

To estimate the fair value of its warrant liability, the Company uses the Black-Scholes option pricing model which requires that management make assumptions related to dividend yields, the expected life of the warrant, the anticipated volatility of the share price over the life of the warrant and the risk-free interest rate for the life of the warrant. Assumptions related to the warrant liability are subject to judgment and estimation uncertainty due to both internal and external market factors. Changes in assumptions can impact the fair value of the warrants.